Statements Of Changes In Net Assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATIONS
Net investment income	$ 331,618	$ 320,306	$ 284,692
Net change in unrealized gain (loss) on investments in Partnership	615,901	221,571	(1,819,953)
Net realized gain (loss) on sale of investments allocated from the Partnership		102,162	(185,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	947,519	644,039	(1,721,033)
CAPITAL TRANSACTIONS
Net withdrawals by contract owners	(97,801)	(161,836)	(184,267)
Net withdrawals by Pruco Life Insurance Company of New Jersey	(478,640)	(513,775)	(100,180)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(576,441)	(675,611)	(284,447)
TOTAL INCREASE (DECREASE) IN NET ASSETS	371,078	(31,572)	(2,005,480)
NET ASSETS
Beginning of period	7,285,446	7,317,018	9,322,498
End of period	$ 7,656,524	$ 7,285,446	$ 7,317,018